UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment []; Amendment Number:
    This Amendment (Check only one):     []is a restatement.
                                         []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Marvin & Palmer Associates, Inc.
Address:          1201 N. Market Street
                  Suite 2300
                  Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Karen T. Buckley
Title:            Chief Financial Officer - Principal
Phone:            (302) 573-3570

Signature, Place, and Date of Signing:

/s/  Karen T. Buckley           Wilmington, Delaware           February 10, 2004

Report Type (Check only one.):

[] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

    Form 13F File Number    Name

    28-1190                 Frank Russell Co.

Form 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    159

Form 13F Information Table Value Total:    $2,815,250
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.     Form 13F File Number        Name

1       28-1157                     CIGNA Corporation
2       28-10076                    Okabena Investment Services, Inc.

------------------------------------------------------------------------------------------------------------------------------------

          Column 1             Column 2   Column 3    Column 4  Column 5    Column 6    Column 7             Column 8

------------------------------------------------------------------------------------------------------------------------------------

       NAME OF ISSUER            TITLE    CUSIP        VALUE     SHRS OR    INVESTMENT    OTHER             VOTING AUTHORITY
                                  OF                  (x$1000)   SH/PUT/    DISCRETION   MANAGERS   --------------------------------
                                 CLASS                           PRN AMT
                                                                 PRN CALL                            SOLE        SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------

Adobe Systems Inc.                Com    00724F101      138       2,200        Sole         1        2,200
------------------------------------------------------------------------------------------------------------------------------------
Adobe Systems Inc.                Com    00724F101   47,331     754,400        Sole                754,400
------------------------------------------------------------------------------------------------------------------------------------
Adobe Systems Inc.                Com    00724F101    2,522      40,200        Sole                                           40,200
------------------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc.      Com    007903107       46       2,100        Sole         1        2,100
------------------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc.      Com    007903107   35,833   1,627,300        Sole              1,627,300
------------------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc.      Com    007903107    2,350     106,700        Sole                                          106,700
------------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR              ADR    02364W105   33,551     640,900        Sole                640,900
------------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR              ADR    02364W105   15,857     302,900        Sole                                          302,900
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.              Com    037833100      367       5,700        Sole         1        5,700
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.              Com    037833100   99,397   1,543,430        Sole              1,543,430
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.              Com    037833100    7,831     121,600        Sole                                          121,600
------------------------------------------------------------------------------------------------------------------------------------
Bank of America Corporation       Com    060505104      226       4,800        Sole         1        4,800
------------------------------------------------------------------------------------------------------------------------------------
Bank of America Corporation       Com    060505104   64,260   1,367,530        Sole              1,367,530
------------------------------------------------------------------------------------------------------------------------------------
Bank of America Corporation       Com    060505104    4,356      92,700        Sole                                           92,700
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Companies, Inc.      Com    073902108      143       1,400        Sole         1        1,400
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Companies, Inc.      Com    073902108   33,128     323,800        Sole                323,800
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Companies, Inc.      Com    073902108    2,374      23,200        Sole                                           23,200
------------------------------------------------------------------------------------------------------------------------------------
Best Buy Company, Inc.            Com    086516101       83       1,400        Sole         1        1,400
------------------------------------------------------------------------------------------------------------------------------------
Best Buy Company, Inc.            Com    086516101   30,376     511,200        Sole                511,200
------------------------------------------------------------------------------------------------------------------------------------
Best Buy Company, Inc.            Com    086516101    2,050      34,500        Sole                                           34,500
------------------------------------------------------------------------------------------------------------------------------------
Biogen Idec, Inc.                 Com    09062X103      100       1,500        Sole         1        1,500
------------------------------------------------------------------------------------------------------------------------------------
Biogen Idec, Inc.                 Com    09062X103   31,360     470,800        Sole                470,800
------------------------------------------------------------------------------------------------------------------------------------
Biogen Idec, Inc.                 Com    09062X103    1,965      29,500        Sole                                           29,500
------------------------------------------------------------------------------------------------------------------------------------
Boeing Company                    Com    097023105      114       2,200        Sole         1        2,200
------------------------------------------------------------------------------------------------------------------------------------
Boeing Company                    Com    097023105   26,593     513,675        Sole                513,675
------------------------------------------------------------------------------------------------------------------------------------
Boeing Company                    Com    097023105    1,890      36,500        Sole                                           36,500
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                 Com    149123101       88         900        Sole         1          900
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                 Com    149123101   36,098     370,200        Sole                370,200
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                 Com    149123101    3,013      30,900        Sole                                           30,900
------------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corporation         Com    166764100       63       1,200        Sole         1        1,200
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corporation         Com    166764100   26,380     502,386        Sole                502,386
------------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corporation         Com    166764100    1,218      23,200        Sole                                           23,200
------------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange       Com    167760107      206         900        Sole         1          900
------------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange       Com    167760107   59,851     261,700        Sole                261,700
------------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange       Com    167760107    7,799      34,100        Sole                                           34,100
------------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp ADR       ADR    204412209       61       2,100        Sole         1        2,100
------------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp ADR       ADR    204412209   44,556   1,535,900        Sole              1,535,900
------------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp ADR       ADR    204412209   26,190     902,800        Sole                                          902,800
------------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp ADR       ADR    204412100      307      12,600        Sole                 12,600
Pref Shares
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                    Com    20825C104      252       2,900        Sole         1        2,900
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                    Com    20825C104   62,934     724,800        Sole                724,800
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                    Com    20825C104    5,739      66,100        Sole                                           66,100
------------------------------------------------------------------------------------------------------------------------------------
Costco Companies, Inc.            Com    22160K105      150       3,100        Sole         1        3,100
------------------------------------------------------------------------------------------------------------------------------------
Costco Companies, Inc.            Com    22160K105   35,092     724,900        Sole                724,900
------------------------------------------------------------------------------------------------------------------------------------
Costco Companies, Inc.            Com    22160K105    2,459      50,800        Sole                                           50,800
------------------------------------------------------------------------------------------------------------------------------------
Cree Inc.                         Com    225447101      136       3,400        Sole         1        3,400
------------------------------------------------------------------------------------------------------------------------------------
Cree Inc.                         Com    225447101   33,707     841,000        Sole                841,000
------------------------------------------------------------------------------------------------------------------------------------
Cree Inc.                         Com    225447101    3,527      88,000        Sole                                           88,000
------------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                         Com    126650100      113       2,500        Sole         1        2,500
------------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                         Com    126650100   36,738     815,131        Sole                815,131
------------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                         Com    126650100    2,988      66,300        Sole                                           66,300
------------------------------------------------------------------------------------------------------------------------------------
Danaher Corporation               Com    235851102      132       2,300        Sole         1        2,300
------------------------------------------------------------------------------------------------------------------------------------
Danaher Corporation               Com    235851102   38,374     668,423        Sole                668,423
------------------------------------------------------------------------------------------------------------------------------------
Danaher Corporation               Com    235851102    2,664      46,400        Sole                                           46,400
------------------------------------------------------------------------------------------------------------------------------------
Ebay, Inc.                        Com    278642103      663       5,700        Sole         1        5,700
------------------------------------------------------------------------------------------------------------------------------------
Ebay, Inc.                        Com    278642103  145,372   1,249,548        Sole              1,249,548
------------------------------------------------------------------------------------------------------------------------------------
Ebay, Inc.                        Com    278642103   19,487     167,500        Sole                                          167,500
------------------------------------------------------------------------------------------------------------------------------------
Ecolab Inc.                       Com    278865100       84       2,400        Sole         1        2,400
------------------------------------------------------------------------------------------------------------------------------------
Ecolab Inc.                       Com    278865100   31,701     902,400        Sole                902,400
------------------------------------------------------------------------------------------------------------------------------------
Ecolab Inc.                       Com    278865100    2,354      67,000        Sole                                           67,000
------------------------------------------------------------------------------------------------------------------------------------
FedEx Corporation                 Com    31428X106      236       2,400        Sole         1        2,400
------------------------------------------------------------------------------------------------------------------------------------
FedEx Corporation                 Com    31428X106   69,209     702,700        Sole                702,700
------------------------------------------------------------------------------------------------------------------------------------
FedEx Corporation                 Com    31428X106    4,471      45,400        Sole                                           45,400
------------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP ADR      ADR    344419106   23,243     441,800        Sole                441,800
------------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP ADR      ADR    344419106   13,489     256,400        Sole                                          256,400
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
General Dynamics                  Com    369550108      293       2,800        Sole         1        2,800
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics                  Com    369550108   77,911     744,850        Sole                744,850
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics                  Com    369550108    8,881      84,900        Sole                                           84,900
------------------------------------------------------------------------------------------------------------------------------------
Gillette Company                  Com    375766102      121       2,700        Sole         1        2,700
------------------------------------------------------------------------------------------------------------------------------------
Gillette Company                  Com    375766102   28,305     632,100        Sole                632,100
------------------------------------------------------------------------------------------------------------------------------------
Gillette Company                  Com    375766102    2,235      49,900        Sole                                           49,900
------------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A.               ADR    40049J206       54         900        Sole         1          900
------------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A.               ADR    40049J206   33,450     552,900        Sole                552,900
------------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A.               ADR    40049J206   17,720     292,900        Sole                                          292,900
------------------------------------------------------------------------------------------------------------------------------------
HDFC Bank Ltd. ADR                ADR    40415F101    2,980      65,700        Sole                 65,700
------------------------------------------------------------------------------------------------------------------------------------
Icici Bank ADR                    ADR    45104G104   20,327   1,008,800        Sole              1,008,800
------------------------------------------------------------------------------------------------------------------------------------
Icici Bank ADR                    ADR    45104G104   12,944     642,400        Sole                                          642,400
------------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies ADR          ADR    456788108   12,841     185,264        Sole                185,264
------------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies ADR          ADR    456788108    3,306      47,700        Sole                                           47,700
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                 Com    478160104      120       1,900        Sole         1        1,900
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                 Com    478160104   34,209     539,400        Sole                539,400
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                 Com    478160104    2,860      45,100        Sole                                           45,100
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings       Com    502424104      330       4,500        Sole         1        4,500
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings       Com    502424104   76,228   1,040,792        Sole              1,040,792
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings       Com    502424104    6,306      86,100        Sole                                           86,100
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings,         Com    524908100      131       1,500        Sole         1        1,500
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings,
Inc.                              Com    524908100   35,062     400,800        Sole                400,800
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings,         Com    524908100    2,537      29,000        Sole                                           29,000
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Longview Fibre Company            Com    543213102       42       2,300        Sole                  2,300
------------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group          Com    G5876H105      114       3,200        Sole         1        3,200
------------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group          Com    G5876H105   30,984     873,520        Sole                873,520
------------------------------------------------------------------------------------------------------------------------------------
Masco Corporation                 Com    574599106      153       4,200        Sole         1        4,200
------------------------------------------------------------------------------------------------------------------------------------
Masco Corporation                 Com    574599106   44,004   1,204,608        Sole              1,204,608
------------------------------------------------------------------------------------------------------------------------------------
Masco Corporation                 Com    574599106    2,535      69,400        Sole                                           69,400
------------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Companies, Inc.       Com    580645109      192       2,100        Sole         1        2,100
------------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Companies, Inc.       Com    580645109   51,680     564,560        Sole                564,560
------------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Companies, Inc.       Com    580645109    7,644      83,500        Sole                                           83,500
------------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR            ADR    607409109   13,269      95,800        Sole                 95,800
------------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR            ADR    607409109    6,552      47,300        Sole                                           47,300
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                  Com    61166W101      122       2,200        Sole         1        2,200
------------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                  Com    61166W101   32,211     579,847        Sole                579,847
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                  Com    61166W101    2,483      44,700        Sole                                           44,700
------------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.           Com    64120L104      279       8,400        Sole         1        8,400
------------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.           Com    64120L104   93,352   2,810,100        Sole              2,810,100
------------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.           Com    64120L104    7,046     212,100        Sole                                          212,100
------------------------------------------------------------------------------------------------------------------------------------
Nike, Inc. Class B                Com    654106103      127       1,400        Sole         1        1,400
------------------------------------------------------------------------------------------------------------------------------------
Nike, Inc. Class B                Com    654106103   37,664     415,310        Sole                415,310
------------------------------------------------------------------------------------------------------------------------------------
Nike, Inc. Class B                Com    654106103    2,177      24,000        Sole                                           24,000
------------------------------------------------------------------------------------------------------------------------------------
Nucor Corporation                 Com    670346105      173       3,300        Sole         1        3,300
------------------------------------------------------------------------------------------------------------------------------------
Nucor Corporation                 Com    670346105   46,422     886,930        Sole                886,930
------------------------------------------------------------------------------------------------------------------------------------
Nucor Corporation                 Com    670346105    6,930     132,400        Sole                                          132,400
------------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corporation       Com    701094104      136       1,800        Sole         1        1,800
------------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corporation       Com    701094104   36,042     475,869        Sole                475,869
------------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corporation       Com    701094104    2,439      32,200        Sole                                           32,200
------------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro ADR           ADR    71654V408   31,438     790,300        Sole                790,300
------------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro ADR           ADR    71654V408   17,332     435,700        Sole                                          435,700
------------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                     Com    74005P104      371       8,400        Sole         1        8,400
------------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                     Com    74005P104   88,277   1,999,490        Sole              1,999,490
------------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                     Com    74005P104    6,283     142,300        Sole                                          142,300
------------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.           Com    74834L100      162       1,700        Sole         1        1,700
------------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.           Com    74834L100   39,986     418,478        Sole                418,478
------------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.           Com    74834L100    2,580      27,000        Sole                                           27,000
------------------------------------------------------------------------------------------------------------------------------------
Raytheon Company                  Com    755111507       54       1,400        Sole         1        1,400
------------------------------------------------------------------------------------------------------------------------------------
Raytheon Company                  Com    755111507   12,884     331,800        Sole                331,800
------------------------------------------------------------------------------------------------------------------------------------
Raytheon Company                  Com    755111507      994      25,600        Sole                                           25,600
------------------------------------------------------------------------------------------------------------------------------------
Research in Motion ADR            Com    760975102      989      12,000        Sole         2       12,000
------------------------------------------------------------------------------------------------------------------------------------
Satyam Computers Services ADR     ADR    804098101    4,474     185,400        Sole                185,400
------------------------------------------------------------------------------------------------------------------------------------
Shanda Interactive Ent.,
Ltd. ADR                          ADR    81941Q203    2,299      54,100        Sole                 54,100
------------------------------------------------------------------------------------------------------------------------------------
Shanda Interactive Ent.,          ADR    81941Q203      995      23,400        Sole                                           23,400
Ltd. ADR
------------------------------------------------------------------------------------------------------------------------------------
Starbucks Corporation             Com    855244109      187       3,000        Sole         1        3,000
------------------------------------------------------------------------------------------------------------------------------------
Starbucks Corporation             Com    855244109   53,644     860,225        Sole                860,225
------------------------------------------------------------------------------------------------------------------------------------
Starbucks Corporation             Com    855244109    3,293      52,800        Sole                                           52,800
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts         Com    85590A203      152       2,600        Sole         1        2,600
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts         Com    85590A203   35,065     600,436        Sole                600,436
------------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts         Com    85590A203    2,850      48,800        Sole                                           48,800
------------------------------------------------------------------------------------------------------------------------------------
Target                            Com    87612E106      239       4,600        Sole         1        4,600
------------------------------------------------------------------------------------------------------------------------------------
Target                            Com    87612E106   69,887   1,345,800        Sole              1,345,800
------------------------------------------------------------------------------------------------------------------------------------
Target                            Com    87612E106    4,565      87,900        Sole                                           87,900
------------------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc.       Com    911312106      197       2,300        Sole         1        2,300
------------------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc.       Com    911312106   65,565     767,200        Sole                767,200
------------------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc.       Com    911312106    4,880      57,100        Sole                                           57,100
------------------------------------------------------------------------------------------------------------------------------------
Unitedhealth Group                Com    91324P102      449       5,100        Sole         1        5,100
------------------------------------------------------------------------------------------------------------------------------------
Unitedhealth Group                Com    91324P102  113,836   1,293,150        Sole              1,293,150
------------------------------------------------------------------------------------------------------------------------------------
Unitedhealth Group                Com    91324P102    8,627      98,000        Sole                                           98,000
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corporation         Com    91913Y100       95       2,100        Sole         1        2,100
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corporation         Com    91913Y100   21,836     480,974        Sole                480,974
------------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corporation         Com    91913Y100    1,725      38,000        Sole                                           38,000
------------------------------------------------------------------------------------------------------------------------------------
Verisign, Inc.                    Com    92343E102      148       4,400        Sole         1        4,400
------------------------------------------------------------------------------------------------------------------------------------
Verisign, Inc.                    Com    92343E102   38,432   1,143,800        Sole              1,143,800
------------------------------------------------------------------------------------------------------------------------------------
Verisign, Inc.                    Com    92343E102    3,192      95,000        Sole                                           95,000
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Company               Com    949746101      267       4,300        Sole         1        4,300
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Company               Com    949746101   68,384   1,100,300        Sole              1,100,300
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Company               Com    949746101    4,966      79,900        Sole                                           79,900
------------------------------------------------------------------------------------------------------------------------------------
Yahoo, Inc.                       Com    984332106      365       9,700        Sole         1        9,700
------------------------------------------------------------------------------------------------------------------------------------
Yahoo, Inc.                       Com    984332106   82,713   2,195,143        Sole              2,195,143
------------------------------------------------------------------------------------------------------------------------------------
Yahoo, Inc.                       Com    984332106   11,477     304,600        Sole                                          304,600
------------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                 Com    988498101       52       1,100        Sole         1        1,100
------------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                 Com    988498101   18,594     394,100        Sole                394,100
------------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                 Com    988498101    1,142      24,200        Sole                                           24,200
------------------------------------------------------------------------------------------------------------------------------------